Investment in Associate	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Investment in Associate
14.	Investment in Associate
Kutcho
The Company owns 7,153,846 common shares and warrants to acquire an additional 4,076,923 common shares of Kutcho. Additionally, the Company holds a Cdn$20 million subordinated secured convertible term debt loan agreement bearing interest at 10% per annum with Kutcho (the “Kutcho Convertible Note”).
As at January 31, 2020, Kutcho had 68,247,628 shares issued and outstanding, resulting in Wheaton owning approximately 10% of Kutcho on a non-diluted
basis. However, as the convertible instruments described above are currently exercisable, on a fully diluted basis, Wheaton has the potential to own approximately 29% of Kutcho (37% on a non-fully
diluted basis). As a result of the potential ownership position, the Company has concluded that it has significant influence over Kutcho and as such, the investment in Kutcho is considered an Investment in Associate which is accounted for using the equity method. The Company records its share of Kutcho’s profit or loss based on Wheaton’s ownership interest in Kutcho on a non-diluted
basis. As Kutcho’s fiscal year end is April 30, Wheaton has reported its share of Kutcho’s loss relative to Kutcho’s third quarter ended January 31, 2020, which represents the last period publicly reported by Kutcho as at the date these financial statements were approved for issue.
Kutcho’s principal address is 1030 West Georgia Street, Suite 717, Vancouver, British Columbia, Canada, V6E 2Y3.
Indicator of Impairment
Since the original investments in Kutcho, the value of Kutcho’s shares have had a significant decline in value. This decline in value was determined to be an indicator of impairment relative to the Company’s investment in Kutcho.
During the
three
months ended
March

31
, 2020, the Company recorded an impairment charge of $0.4 million, reducing the carrying amount to the recoverable amount of $0.5 million. The recoverable amount, which represents Kutcho’s fair value less cost of disposal (“FVLCD”), was calculated as the quoted market price of the common share multiplied by the quantity of shares held by the Company, and as such is classified within Level 1 of the fair value hierarchy.
A continuity schedule of the Kutcho Investment in Associate from January 1, 2019 to June 30, 2020 is presented below:

(in thousands)	Investment in Associate

At January 1, 2019	$2,562
Share of losses	(62)
At March 31, 2019	$2,500
Amount invested	133
Impairment charge	(1,649)
At June 30, 2019	$984
Share of losses	(102)
At December 31, 2019	$882
Share of losses	(41)
Impairment charge	(362)

At March 31 and June 30, 2020	$479